Summary of Significant Accounting Policies (Details) - Schedule of amortization methods and estimated useful lives of the respective intangible assets	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Distribution channel [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization methods and estimated useful lives of the respective intangible assets [Line Items]
Estimated Useful Life	10 years	10 years
Technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization methods and estimated useful lives of the respective intangible assets [Line Items]
Estimated Useful Life	10 years	10 years
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization methods and estimated useful lives of the respective intangible assets [Line Items]
Estimated Useful Life	5 years	5 years